Leases (Details 1) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Maturities of operating lease liabilities
2026	$ 7,025,712
2027	3,456,560
2028	3,559,453
2029	3,669,199
2030	3,569,388
Thereafter	1,002,553
Total future minimum lease payments	22,282,865
Less: Imputed interest	(5,842,334)
Total	$ 16,440,531	$ 7,416,766